Interests in Other Entities (Details) - Schedule of Financial Information for Associates (Parentheticals)	Jun. 30, 2024	Jun. 30, 2023	Nov. 25, 2022
Schedule of Financial Information for Associates [Line Items]
Share of loss for the period	23.60%	17.50%	17.50%